U.S. SECURITIES AND EXCHANGE COMMISSION
	"Washington, D.C. 20549"

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24F-2

1.	Name and address of issuer:
	"STRONG VARIABLE INSURANCE FUNDS, INC."
	100 Heritage Reserve
	"Menomonee Falls, Wisconsin 53051"

2.	Name of each series or class of funds for which this notice is filed:
	STRONG DISCOVERY FUND II
	STRONG ADVANTAGE FUND II
	STRONG INTERNATIONAL STOCK FUND II
	STRONG ASSET ALLOCATION FUND II
	STRONG GOVERNMENT SECURITIES FUND II
	STRONG SHORT-TERM BOND FUND II

3.	Investment Company Act File Number:
	811-6553
	Securities Act File Number:
	33-45321

4.	Last day of fiscal year for which this notice is filed:
	12/31/96

5.	Check box if this notice is being filed more than 180 days after the close
	of the issuer's fiscal year for purposes of reporting securities sold after
	the close of the fiscal year but before termination of the issuer's 24f-2
	declaration:
	[    ]

6.	"Date of termination of issuer's declaration under rule 24f-2(a)(1), "
	if applicable (see instruction A.6):
	N/A

7.	Number and amount of securities of the same class or series which had
	been registered under the Securities Act of 1933 other than pursuant to "rule 24f-2 in a prior fiscal year, but which remained unsold at the" beginning of the fiscal year:
	0.000
	$0.00

8.	Number and amount of securities registered during the fiscal year other
	than pursuant to rule 24f-2:
	0.000
	$0.00

9.	Number and aggregate sale price of securities sold during the fiscal year:
	0.000
	$0.00

10.	Number and aggregate sale price of securities sold during the fiscal year
	in reliance upon registration pursuant to rule 24f-2:
	0.000
	$0.00

11.	Number and aggregate sale price of securities issued during the fiscal
	"year in connection with dividend reinvestment plans, if applicable" (See Instruction B.7):
	0.000
	$0.00

12.	Calculation of registration fee:
	(i)  Aggregate sale price of securities sold during the fiscal year in
	reliance on rule 24f-2 (from Item 10):		$0.00

	(ii) Aggregate price of shares issued in connection with dividend
	"reinvestment plans (from Item 11, if applicable):"		$0.00

	(iii) Aggregate price of shares redeemed or repurchased during the
	fiscal year (if applicable):		$0.00

	(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
	rule 24e-2 (if applicable):		$0.00

	(v) Net aggregate price of securities sold and issued during the "fiscal year in reliance on rule 24f-2 [line(i), plus line (ii), less"
	"line (iii), plus line (iv)] (if applicable):"		$0.00

	(vi) Multiplier prescribed by Section 6(b) of the Securities Act of
	1933 or other applicable law or regulation (see Instruction C.6):		1/3300

	(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:		$0.00

	"Instruction: Issuers should complete lines (ii), (iii), (iv), and (v)" only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.	Check box if fees are being remitted to the Commission's lockbox
	depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
	[   ]

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
	2/13/97

	SIGNATURES
	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*
	"/s/ Stephen J. Shenkenberg, Secretary & Vice President"
	" Stephen J. Shenkenberg, Secretary & Vice President"
	Date :
	* Please print the name and title of the signing officer below the signature.